UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:______________

This Amendment (Check only one.):    |_| is a restatement.
                                     |_|adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron
Title:         President
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                         New York, NY              2/11/03
-------------------------             -----------------         ----------------
        [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         56
Form 13F Information Table Value Total:         114,036
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 04329                       Scoggin LLC

FORM 13F INFORMATION TABLE

Quarter Ended 12/31/02

                                                           VALUE   SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- --------   --- ---- -------  ---------- -------- -------- -------
Advanced Medical Optics, Inc.  Common           00763M108    5,583 466,400.00  SH        Sole               Sole
Advanced Medical Optics, Inc.  Common           00763M108    6,108 510,300.00  SH      Defined     01       Sole
Boca Resorts Inc               Common           09688T106      163  15,200.00  SH        Sole               Sole
Boca Resorts Inc               Common           09688T106      163  15,200.00  SH      Defined     01       Sole
Bristol-Myers Squibb Company   Common           110122108    1,158  50,000.00 Call       Sole               Sole
Bristol-Myers Squibb Company   Common           110122108    1,158  50,000.00 Call     Defined     01       Sole
Cardinal Health Inc            Common           14149Y108      695  11,750.00  SH        Sole               Sole
Cardinal Health Inc            Common           14149Y108      767  12,950.00  SH      Defined     01       Sole
Ciena Corp                     Common           171779101    3,637 710,400.00  SH        Sole               Sole
Dianon Systems Inc.            Common           252826102    1,192  25,000.00  SH        Sole               Sole
Dianon Systems Inc.            Common           252826102    1,311  27,500.00  SH      Defined     01       Sole
Enterasys Networks, Inc.       Common           293637104      780 500,000.00  SH        Sole               Sole
Enterasys Networks, Inc.       Common           293637104      858 550,000.00  SH      Defined     01       Sole
Foot Locker, Inc.              Common           344849104      158  15,000.00  SH        Sole               Sole
Foot Locker, Inc.              Common           344849104      158  15,000.00  SH      Defined     01       Sole
Ford Motor Co.                 Common           345370860      698  75,000.00 Call       Sole               Sole
Ford Motor Co.                 Common           345370860      698  75,000.00 Call     Defined     01       Sole
Halliburtion Company           Common           406216101    7,624 407,500.00 Call       Sole               Sole
Halliburtion Company           Common           406216101    8,045 430,000.00 Call     Defined     01       Sole
Halliburton Co                 Common           406216101    3,742 200,000.00  SH        Sole               Sole
Halliburton Co                 Common           406216101    4,116 220,000.00  SH      Defined     01       Sole
Household International, Inc   Common           441815107    2,086  75,000.00  SH        Sole               Sole
Household International, Inc   Common           441815107    2,294  82,500.00  SH      Defined     01       Sole
Household International, Inc   Common           441815107    1,396  50,000.00 Call       Sole               Sole
Household International, Inc   Common           441815107    1,535  55,000.00 Call     Defined     01       Sole
Interstate Bakeries            Common           46072H108      381  25,000.00  SH        Sole               Sole
Interstate Bakeries            Common           46072H108      419  27,500.00  SH      Defined     01       Sole
InterTrust Technologies Corp   Common           46113Q109      627 150,000.00  SH        Sole               Sole
InterTrust Technologies Corp   Common           46113Q109      690 165,000.00  SH      Defined     01       Sole
McDonalds Corp                 Common           580135101    1,608 100,000.00  SH        Sole               Sole
McDonalds Corp                 Common           580135101    1,729 107,500.00  SH      Defined     01       Sole
McDonalds Corp                 Common           580135101      804  50,000.00 Call       Sole               Sole
McDonalds Corp                 Common           580135101      884  55,000.00 Call     Defined     01       Sole
McLeod Ser A pfd               preferred        582266706       73  17,831.00  SH        Sole               Sole
McLeod Ser A pfd               Preferred        582266706       73  17,831.00  SH      Defined     01       Sole
McLeod USA Inc Cl A            Common           582266706        4  13,513.00  SH        Sole               Sole
Millennim Pharmaceuticals,
 Inc.                          Common           599902103    5,568 696,046.00  SH        Sole               Sole
Motient Corp                   Common           619908304      300 100,000.00  SH        Sole               Sole
Motient Corp                   Common           619908304      300 100,000.00  SH      Defined     01       Sole
Mykrolis Corporation           Common           62852P103      365  50,000.00  SH        Sole               Sole
Mykrolis Corporation           Common           62852P103      402  55,000.00  SH      Defined     01       Sole
Northrop Corp                  Common           666807102   10,393 107,140.00  SH        Sole               Sole
OfficeMax, Inc.                Common           67622M108      375  75,000.00  SH        Sole               Sole
OfficeMax, Inc.                Common           67622M108      411  82,100.00  SH      Defined     01       Sole
PG & E Holdings                Common           69331C108    5,560 400,000.00  SH        Sole               Sole
PG & E Holdings                Common           69331C108    6,116 440,000.00  SH      Defined     01       Sole
Pharmacia Corporation          Common           71713U102    7,165 171,400.00  SH        Sole               Sole
Pharmacia Corporation          Common           71713U102    8,092 193,600.00  SH      Defined     01       Sole
Philip Morris Co Inc           Common           02209S103    1,013  25,000.00  SH        Sole               Sole
Philip Morris Co Inc           Common           02209S103    1,115  27,500.00  SH      Defined     01       Sole
Rational Software Corp         Common           75409P202    1,039 100,000.00  SH        Sole               Sole
Rational Software Corp         Common           75409P202    1,143 110,000.00  SH      Defined     01       Sole
Sun MicroSystems               Common           866810104      543 175,000.00  SH        Sole               Sole
Sun MicroSystems               Common           866810104      597 192,500.00  SH      Defined     01       Sole
Telesystem International
 Wireless Inc                  Common           879946507       64 200,000.00  SH        Sole               Sole
Telesystem International
 Wireless Inc                  Common           879946507       64 200,000.00  SH      Defined     01       Sole
                                                           -------
                                                           114,036